Financial Highlights	12 Months Ended
Dec. 31, 2016
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Financial Highlights

7.      Financial Highlights:

Financial highlights for the respective Partnership’s limited partner Classes as a whole for the years ended December 31, 2016, 2015 and 2014 were as follows:

LV

	Class A	Class B	Class C		Class Z
Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$(42.41)	$(44.31)	$(46.57)		$(51.19)
Net investment loss	(30.66)	(27.47)	(23.67)		(15.06)

Increase (decrease) for the year	(73.07)	(71.78)	(70.24)		(66.25)
Net asset value per Unit, January 1, 2016	912.68	951.95	992.89		1,080.08

Net asset value per Unit, December 31, 2016	$839.61	$880.17	$922.65		$1,013.83

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.5)%	(3.0)%	(2.	4) %	(1.4)%

Partnership expenses before expense reimbursements	3.5%	3.0%	2.4%		1.4%
Expense reimbursements	(0.0) %**	(0.0) %**	(0.0)	%**	(0.0) %**

Partnership expenses after expense reimbursements	3.5%	3.0%	2.4%		1.4%

Total return	(8.0)%	(7.5)%	(7.1)%		(6.1)%

Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$(18.42)	$(19.19)	$(20.00)		$(21.63)
Net investment loss	(32.06)	(28.43)	(24.45)		(15.45)

Increase (decrease) for the year	(50.48)	(47.62)	(44.45)		(37.08)
Net asset value per Unit, January 1, 2015	963.16	999.57	1,037.34		1,117.16

Net asset value per Unit, December 31, 2015	$912.68	$951.95	$992.89		$1,080.08

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.4)%	(2.9)%	(2.4)%		(1.4)%

Partnership expenses before expense reimbursements	3.4%	2.9%	2.4%		1.4%
Expense reimbursements	-%	-%	-%		-%

Partnership expenses after expense reimbursements	3.4%	2.9%	2.4%		1.4%

Total return	(5.2)%	(4.8)%	(4.3)%		(3.3)%

Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$93.39	$96.80	$100.35		$107.65
Net investment loss	(30.68)	(27.08)	(23.21)		(14.36)

Increase (decrease) for the year	62.71	69.72	77.14		93.29
Net asset value per Unit, January 1, 2014	900.45	929.85	960.20		1,023.87

Net asset value per Unit, December 31, 2014	$963.16	$999.57	$1,037.34		$1,117.16

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.4)%	(2.9)%	(2.4)%		(1.4)%

Partnership expenses before expense reimbursements	3.4%	2.9%	2.4%		1.4%
Expense reimbursements	-%	-%	-%		-%

Partnership expenses after expense reimbursements	3.4%	2.9%	2.4%		1.4%

Total return	7.0%	7.5%	8.0%		9.1%

Meritage

	Class A	Class B	Class C	Class Z
Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$(69.77)	$(73.12)	$(76.36)	$(83.85)
Net investment loss	(29.95)	(26.64)	(23.23)	(14.73)

Increase (decrease) for the year	(99.72)	(99.76)	(99.59)	(98.58)
Net asset value per Unit, January 1, 2016	904.95	943.89	984.49	1,070.96

Net asset value per Unit, December 31, 2016	$805.23	$844.13	$884.90	$972.38

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.5)%	(2.9)%	(2.5)%	(1.4)%

Partnership expenses before expense reimbursements	3.5%	2.9%	2.5%	1.4%
Expense reimbursements	(0.0) %**	(0.0) %**	(0.0) %**	(0.0) %**

Partnership expenses after expense reimbursements	3.5%	2.9%	2.5%	1.4%

Total return	(11.0)%	(10.6)%	(10.1)%	(9.2)%

Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$(29.33)	$(30.47)	$(31.75)	$(34.28)
Net investment loss	(31.81)	(28.25)	(24.25)	(15.31)

Increase (decrease) for the year	(61.14)	(58.72)	(56.00)	(49.59)
Net asset value per Unit, January 1, 2015	966.09	1,002.61	1,040.49	1,120.55

Net asset value per Unit, December 31, 2015	$904.95	$943.89	$984.49	$1,070.96

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.5)%	(3.0)%	(2.4)%	(1.4)%

Partnership expenses before expense reimbursements	3.5%	3.0%	2.4%	1.4%
Expense reimbursements	-%	-%	-%	-%

Partnership expenses after expense reimbursements	3.5%	3.0%	2.4%	1.4%

Total return	(6.3)%	(5.9)%	(5.4)%	(4.4)%

Per Unit Performance: (for a unit outstanding throughout the year):*
Net realized/unrealized gains (losses)	$94.93	$98.41	$101.97	$109.44
Net investment loss	(30.82)	(27.23)	(23.31)	(14.50)

Increase (decrease) for the year	64.11	71.18	78.66	94.94
Net asset value per Unit, January 1, 2014	901.98	931.43	961.83	1,025.61

Net asset value per Unit, December 31, 2014	$966.09	$1,002.61	$1,040.49	$1,120.55

Ratios to Average Limited Partners’ Capital:
Net investment loss	(3.4)%	(2.9)%	(2.4)%	(1.4)%

Partnership expenses before expense reimbursements	3.4%	2.9%	2.4%	1.4%
Expense reimbursements	-%	-%	-%	-%

Partnership expenses after expense reimbursements	3.4%	2.9%	2.4%	1.4%

Total return	7.1%	7.6%	8.2%	9.3%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Due to rounding.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for each Class of Units using its respective share of income, expenses and average partners’ capital of each Partnership and excludes the income and expenses of the Trading Companies.

The below ratios and total return may vary for individual investors based on the timing of capital transactions during the year.

Ratios to average net assets for the Trading Companies as of December 31, 2016:

	LV	Meritage
Interest income	0.2%	0.1%
Trading Company administrative fees	(0.4)%	(0.4)%
Management fees	(1.3)%	(1.4)%
Incentive fees	(0.9)%	(0.8)%